ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Allocation of Purchase Price

The acquisition was accounted for as a business combination and the purchase consideration was allocated to assets acquired and liabilities assumed based on their estimated fair values, as presented in the following table:

Consideration:
Cash consideration paid on closing date, including working capital adjustments	$12,239
Deferred consideration	2,080

Total purchase price	$14,319

Identifiable assets acquired, and liabilities assumed:
Technology	$7,385
Goodwill	8,970
Other current assets	271
Deferred tax liability	(2,307)

$14,319